Notes Payable, Related Parties - Schedule of Notes Payable to Related Parties (Details) (Parenthetical) - Unsecured Convertible Promissory Notes [Member] - Clock Partners, LP [Member]		9 Months Ended
	Jul. 27, 2018 USD ($) Integer	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Debt interest rate	5.00%
Debt maturity date	Jul. 27, 2019
Unamortized debt discount		$ 0	$ 8,890	$ 0
Debt principal amount	$ 124,800	124,800
Debt conversion, description	(a) 50% of the lowest trading price of the Company's common stock during the 25 consecutive Trading Days prior to the date on which Holder elects to convert all or part of the Note or (b) 50% of the lowest trading price of the Company's common stock during the 25 consecutive Trading Days prior to the Effective Date.
Debt conversion threshold percentage	50.00%
Debt conversion, consecutive trading days | Integer	25
Debt instrument term	1 year
Debt interest, amount		$ 10,471